Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventories
The Group’s inventory balances as of 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Raw materials and supplies	53,566	51,524
Work in progress	81,243	33,068
Finished goods	—	244
Inventory reserves	(6,920)	(10,403)
Total Balance	127,889	74,433